Debt - Narrative (Details) $ in Millions	1 Months Ended	6 Months Ended
	Mar. 31, 2022 USD ($)	Jun. 30, 2023 USD ($)
Debt Instrument [Line Items]
Line of credit facility, covenant terms, minimum liquidity		$ 30.0
Debt instrument, convertible, liquidation preference, cash value		$ 15.0
Ratio of net debt to EBITDA		2.75
Ratio of adjusted EBITDA to net interest expense		5.00
Credit facility, covenant terms, solvency		0.50
Minimum fair value of collateral		1.75
Interest rate		3.20%
$175.0 Million Credit Facility | Credit Facility
Debt Instrument [Line Items]
Debt instrument, term	5 years
Debt instrument, face amount	$ 175.0	$ 175.0
$175.0 Million Credit Facility | Term Loan | Credit Facility
Debt Instrument [Line Items]
Debt instrument, face amount	$ 75.0
$175.0 Million Credit Facility | Term Loan | Secured Overnight Financing Rate (SOFR) | Credit Facility
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	3.05%
$175.0 Million Credit Facility | Revolving credit facility | Credit Facility
Debt Instrument [Line Items]
Debt instrument, face amount	$ 75.0
Percentage of available borrowings under Revolving Loans available to be drawn in Euros	1
Percentage of contracted cash flows amount available for drawing under the Revolving Loans is based upon	0.50
Forward looking months basis	30 months
$175.0 Million Credit Facility | Revolving credit facility | Secured Overnight Financing Rate (SOFR) | Credit Facility
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	3.15%
$175.0 Million Credit Facility | Letter of Credit | Credit Facility
Debt Instrument [Line Items]
Debt instrument, face amount	$ 25.0
Percentage of available borrowings under Revolving Loans available to be drawn in Euros	0.50
Line of credit facility, commitment fee percentage	3.15%